Organization and Business Operations (Details 2) (AWP)	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2011 item	Jan. 21, 2011 Operating Agreement item acre	Dec. 31, 2011 Operating Agreement item	Jul. 27, 2011 Sharing agreement acre item
Organization and Business Operations
Number of Arizona state sections on which permits are held		38
Number of private sections		8
Number of private mineral estate sections covered		101		101
Mineral leases, acres		90,000
Term of state permit		5
Number of state permits that expire in 2014		15
Number of state permits that expire in 2015		23
2D seismic data acquired (in miles)	70
Number of holes of which drilling and coring completed	12
Number of holes in project area			58
Number of mineral estate sections covered under the company's existing mineral rights				50
Area of private mineral leases adjacent to or in close proximity to existing mineral rights (in acres)				62,000
Number of consecutive days of cessation of operations for termination of agreement				180 days